CONTRACT LIABILITY - Movement in Contract Liabilities (Details)	6 Months Ended				12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 CNY (¥)
Change in Contract with Customer, Liability [Abstract]
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	¥ 3,634,599	$ 519,741	¥ 263,824	$ 37,726
Third Parties
Change in Contract with Customer, Liability [Abstract]
Balance at beginning of the period	4,719,255	674,844	¥ 1,820,481		¥ 1,820,481
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(3,634,599)	(519,740)			(761,824)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	188,523	26,958			3,660,598
Balance at end of the period	1,273,179	182,062			4,719,255
Related Parties
Change in Contract with Customer, Liability [Abstract]
Balance at beginning of the period	0
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	400,000	57,199
Balance at end of the period	¥ 400,000	$ 57,199			¥ 0